Prepaid expense and other current assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expense And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	September 30, 2023	December 31, 2022

Prepaid consulting	$16,939	$148,550
Insurance	1,601	1,141
Prepaid costs and other	24,121	62,661
Total	$42,661	$212,352

Prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2021

Prepaid consulting	$148,550	$930,893
Insurance	1,141	987
Prepaid costs	62,661	27,427
Total	$212,352	$959,307